Transactions with Related Parties - Navios Europe I and Navios Europe II (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 18, 2013
Related Party Transaction [Line Items]
Loan portion	$ 16,474	$ 7,791
Loan portion	16,474	7,791
Navios Europe I
Related Party Transaction [Line Items]
Due from related parties	10,266	8,478
Accrued interest on loan to affiliate, non-current	$ 1,398	665
Preferred distribution percentage	12.70%
Navios Europe II
Related Party Transaction [Line Items]
Due from related parties	$ 8,525
Loan portion	7,952
Accrued interest on loan to affiliate, non-current	$ 625
Preferred distribution percentage	18.00%
Navios Revolving Loans I | Navios Europe I
Related Party Transaction [Line Items]
Loan portion	$ 7,125	7,125
Loan portion	8,523	7,791
Accrued interest on loan to affiliate, current	1,743	$ 688
Line of credit facility remaining borrowing capacity	9,100
Amount commited to fund	4,323
Navios Revolving Loans I | Navios Europe I | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity			$ 24,100
Navios Revolving Loans II | Navios Europe II
Related Party Transaction [Line Items]
Loan portion	7,327
Accrued interest on loan to affiliate, current	573
Line of credit facility remaining borrowing capacity	23,075
Amount commited to fund	10,961
Navios Revolving Loans II | Navios Europe II | Navios Holdings, Navios Acquisition and Navios Partners
Related Party Transaction [Line Items]
Revolving loan facilitiy maximum borrowing capacity	38,500
Navios Term Loans II | Navios Europe II
Related Party Transaction [Line Items]
Line of credit facility remaining borrowing capacity	$ 0